Unaudited Condensed Consolidated Statements of Income and Comprehensive Income (Parentheticals) - $ / shares		6 Months Ended
		Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
Basic and diluted	[1]	$ 0.06	$ 0.03
Basic and Diluted	[1]	33,280,055	30,000,000

[1]	Retrospectively restated for effect of share reorganization (see Note 7).